Consolidated Statements of Stockholders' Deficit (Equity) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-In Capital	Warrants	Accumulated Deficit	Accumulated Other Comprehensive (Loss) Income	Treasury Stock
Balance at Dec. 31, 2008	$ (17,730)	$ 3	$ 165,547	$ 14,644	$ (196,231)	$ (1,618)	$ (75)
Balance (in shares) at Dec. 31, 2008		27,485,718
Increase (Decrease) in Stockholders' Deficit
Net loss	(38,814)				(38,814)
Foreign currency translation adjustments	(293)					(293)
Issuance of common stock and warrants, net of issuance costs	6,900		6,900
Issuance of common stock and warrants, net of issuance costs (in shares)		4,000,000
Reclass warrants from liability to equity	2,288			2,288
Issuance of common stock warrants in connection with 7.5556% convertible subordinated notes	8,777			8,777
Issuance of restricted common stock and restricted stock units, net	55		55
Issuance of restricted common stock and restricted stock units, net (in shares)		22,670
Issuance of common stock under ESPP	75		75
Issuance of common stock under ESPP (in shares)		49,065
Conversion of 7.5556% convertible subordinated notes into Common Stock	24,500	1	24,499
Conversion of 7.5556% convertible subordinated notes into Common Stock (in shares)		9,074,065
Exercise of warrants	3,770		4,976	(1,206)
Exercise of warrants (in shares)		3,361,375
Exercise of stock options	53		53
Exercise of stock options (in shares)		58,889
Amortization of deferred stock compensation	1,340		1,340
Balance at Dec. 31, 2009	(9,079)	4	203,445	24,503	(235,045)	(1,911)	(75)
Balance (in shares) at Dec. 31, 2009		44,051,782
Increase (Decrease) in Stockholders' Deficit
Net loss	(15,537)				(15,537)
Foreign currency translation adjustments	661					661
Issuance of common stock and warrants, net of issuance costs	8,088	1	4,483	3,604
Issuance of common stock and warrants, net of issuance costs (in shares)		9,445,554
Issuance of common stock resulting from reverse split (in shares)		3,828
Issuance of restricted common stock and restricted stock units, net	30		30
Issuance of restricted common stock and restricted stock units, net (in shares)		22,349
Issuance of common stock under ESPP	23		23
Issuance of common stock under ESPP (in shares)		32,821
Exercise of warrants	773		1,653	(880)
Exercise of warrants (in shares)		1,435,201
Amortization of deferred stock compensation	906		906
Balance at Dec. 31, 2010	(14,135)	5	210,540	27,227	(250,582)	(1,250)	(75)
Balance (in shares) at Dec. 31, 2010		54,991,535
Increase (Decrease) in Stockholders' Deficit
Net loss	(15,656)				(15,656)
Foreign currency translation adjustments	299					299
Issuance of common stock and warrants, net of issuance costs	10,872	2	7,485	3,385
Issuance of common stock and warrants, net of issuance costs (in shares)		16,001,924
Issuance of restricted common stock and restricted stock units, net (in shares)		14,375
Issuance of warrants	544			544
Amortization of deferred stock compensation	930		930
Balance at Dec. 31, 2011	$ (17,146)	$ 7	$ 218,955	$ 31,156	$ (266,238)	$ (951)	$ (75)
Balance (in shares) at Dec. 31, 2011		71,007,834